General information and Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
General information and Accounting policies
Schedule of relevant exchange rates

Average rates:	2025	2024	2023
USD/£	1.31	1.28	1.24
Euro/£	1.17	1.18	1.15
CNY/£	9.44	9.19	8.81

Schedule of areas with impact from climate change

Financial statement area	Relevant climate-related risks	Relevant ESG targets	Relevant Note for further information
Property, plant and equipment	- Impact of extreme weather events on operations and supply chain. - Policy: carbon pricing.	- Carbon reduction. - Water neutrality at our manufacturing sites.	Note 12 ‘Property, plant and equipment’
Goodwill and intangible brands

- Impact of extreme weather events on operations and supply chain.

- Reduced availability and increased price volatility of raw materials due to chronic climate change.

- Policy: carbon pricing.

- Changing consumer preferences.

		- Carbon reduction. - Recycle-ready packaging. - Sustainably sourced and deforestation-free materials. - Reduced use of virgin petroleum-based plastic.	Note 14 ‘Intangible assets’
Inventory	- Reduced availability and increased price volatility of raw materials due to chronic climate change. - Policy: carbon pricing.	- Recycle-ready packaging. - Sustainably sourced and deforestation-free materials. - Reduced use of virgin petroleum-based plastic.	Note 15 ‘Inventories’
Going concern and viability	- Impact of extreme weather events on operations and supply chain.		Viability assessment